UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2009

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	May 11, 2009

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  167478

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1150G111	38	1,400	SH	NA	SOLE	NA	SOLE
Adobe Systems		COM	00724F101	4,896	228,870	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	44	2,500	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	9,112	184,000	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	25	1,000	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	3,391	201,700	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	7,710	114,670	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 'B'	COM	084670207	5,488	1,946	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	6,299	287,350	SH	NA	SOLE	NA	SOLE
Burlington Northern	COM	12189T104	4,758	79,100	SH	NA	SOLE	NA	SOLE
Cadence Design Systems	COM	127387108	13	3,100	SH	NA	SOLE	NA	SOLE
Campbell Soup		COM	134429109	5,045	184,400	SH	NA	SOLE	NA	SOLE
Chubb Corp.		COM	171232101	6,375	150,630	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	6,004	358,000	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc 	COM	22160Q102	5,639	121,730	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	23	1,800	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	5,958	522,600	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	36	1,000	SH	NA	SOLE	NA	SOLE
Garmin Int'l		COM	G37260109	21	1,000	SH	NA	SOLE	NA	SOLE
Gilead Sciences Inc.	COM	375558103	56	1,200	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	48	1,500	SH	NA	SOLE	NA	SOLE
ITT Corporation		COM	450911102	5,531	143,780	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	7,095	73,230	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	5,316	353,700	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	7,224	267,560	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	7,631	145,080	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	6,128	274,900	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	4,288	173,970	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	41	1,800	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	8,980	164,560	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	4,862	164,990	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	4,726	223,050	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	3,978	216,550	SH	NA	SOLE	NA	SOLE
Monsanto Co.		COM	61166W101	6,361	76,550	SH	NA	SOLE	NA	SOLE
Moody's Corporation	COM	615369105	5,215	227,540	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	33	2,200	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	60	3,300	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	6,134	119,150	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. 		COM	747525103	54	1,400	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	33	2,000	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	5,301	107,710	SH	NA	SOLE	NA	SOLE
Wal-Mart Stores		COM	931142103	7,508	144,100	SH	NA	SOLE	NA	SOLE

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